Santander Group - Sale of Banco Popular real estate business (Details) - EUR (€) € in Millions	Mar. 22, 2018	Dec. 31, 2019	Dec. 31, 2018	[1]	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Investments accounted for using equity method		€ 8,772	€ 7,588		€ 6,150	€ 6,184	€ 4,836
Banco Popular Real Estate Business [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest (as a percent)	49.00%
Contributed assets	€ 10,000
Portion financed with debt, as a percent	70.00%
Aliseda Servicios De Gestion Inmobiliaria SL [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	51.00%
Blackstone Fund | Banco Popular Real Estate Business [Member]
Disclosure of detailed information about business combination [line items]
Investments accounted for using equity method	€ 2,000

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).